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                                   PIPER FUNDS INC.
            SMALL COMPANY GROWTH FUND, EMERGING GROWTH FUND, GROWTH FUND,
             GROWTH AND INCOME FUND, BALANCED FUND AND MONEY MARKET FUND

                               PIPER GLOBAL FUNDS INC.
                EMERGING MARKETS FUND AND PACIFIC-EUROPEAN GROWTH FUND

       SUPPLEMENT DATED APRIL 20, 1998 TO PROSPECTUSES DATED NOVEMBER 24, 1997

     Effective April 21, 1998, the series of Piper Funds Inc. and Piper Global Funds Inc. listed above will no longer offer Class B shares. Any outstanding Class B shares of a series automatically will be converted to Class A shares of the same series as of the close of business on April 30, 1998. No contingent deferred sales charges or other fees will be imposed in connection with this conversion.


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                               PIPER GLOBAL FUNDS INC.
                             PACIFIC-EUROPEAN GROWTH FUND

       SUPPLEMENT DATED APRIL 15, 1998 TO PROSPECTUSES DATED NOVEMBER 24, 1997

     Effective immediately, Pacific-European Growth Fund will no longer offer Class Y shares.